    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 7, 1996


                                                      REGISTRATION NOS. 33-34423
                                                                       811-06087
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [x]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                        POST-EFFECTIVE AMENDMENT NO. 20                      [x]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      [x]
                                AMENDMENT NO. 22                             [x]

                         ------------------------------

                       SALOMON BROTHERS SERIES FUNDS INC
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                         ------------------------------

                 7 WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 725-6666

                         ------------------------------

                            LAWRENCE H. KAPLAN, ESQ.
                     SALOMON BROTHERS ASSET MANAGEMENT INC
                 7 WORLD TRADE CENTER NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                         ------------------------------

                                   COPIES TO:
                             GARY S. SCHPERO, ESQ.
                           SIMPSON THACHER & BARTLETT
                              425 LEXINGTON AVENUE
                               NEW YORK, NY 10017
                         ------------------------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

     It is proposed that this filing will become effective:

          [ ] immediately upon filing pursuant to Rule 485(b)


          [ ] 60 days after filing pursuant to Rule 485(a)


          [ ] 75 days after filing pursuant to Rule 485(a)


          [x] on October 31, 1996 pursuant to Rule 485(b)

                         ------------------------------

     THE REGISTRANT HAS PREVIOUSLY REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933, AS AMENDED, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED. THE REGISTRANT FILED ITS RULE 24f-2 NOTICE FOR THE FISCAL YEAR ENDED DECEMBER 31, 1995 ON FEBRUARY 28, 1996.

________________________________________________________________________________

                                EXPLANATORY NOTE



     The purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 19, as filed with the Securities and Exchange Commission under Rule 485(a) of the Securities Act of 1933 on August 9, 1996, until October 31, 1996. The Prospectus and Statement of Additional Information for Salomon Brothers Investment Series (Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers Municipal Bond Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Investors Fund Inc and Salomon Brothers Capital Fund Inc) are incorporated by reference to Post-Effective Amendment No. 19. The Prospectus and Statement of Additional Information for the Salomon Brothers Institutional Money Market Fund are incorporated by reference to Post-Effective Amendment No. 18 as filed with the Securities and Exchange Commission on March 29, 1996.

                       SALOMON BROTHERS SERIES FUNDS INC
                      REGISTRATION STATEMENT ON FORM N-1A
                      CROSS REFERENCE SHEET APPLICABLE TO:

SALOMON BROTHERS CASH MANAGEMENT FUND, SALOMON BROTHERS NEW YORK MUNICIPAL MONEY
                       MARKET FUND, SALOMON BROTHERS NEW
        YORK MUNICIPAL BOND FUND, SALOMON BROTHERS NATIONAL INTERMEDIATE
         MUNICIPAL FUND, SALOMON BROTHERS U.S. GOVERNMENT INCOME FUND,
       SALOMON BROTHERS HIGH YIELD BOND FUND, SALOMON BROTHERS STRATEGIC
               BOND FUND, SALOMON BROTHERS TOTAL RETURN FUND AND
                       SALOMON BROTHERS ASIA GROWTH FUND

            PURSUANT TO RULE 495(B) UNDER THE SECURITIES ACT OF 1933

N-1A ITEM NO.                               LOCATION                                    PROSPECTUS CAPTION
--------------  -----------------------------------------------------------    ------------------------------------
PART A
--------------
Item 1.         Cover Page...................................................  Cover Page
Item 2.         Synopsis.....................................................  Summary; Expense Information
Item 3.         Condensed Financial Information..............................  Financial Highlights; Performance
                                                                                 Information
Item 4.         General Description of Registrant............................  Summary; Investment Objectives and
                                                                                 Policies; Additional Investment
                                                                                 Activities and Risk Factors;
                                                                                 Investment Limitations; Capital
                                                                                 Stock
Item 5.         Management of the Fund.......................................  Summary; Expense Information;
                                                                                 Management; Purchase of Shares;
                                                                                 Back Cover
Item 5A.        Management's Discussion of Performance.......................  Not Applicable
Item 6.         Capital Stock and Other Securities...........................  Multiple Pricing System; Dividends
                                                                                 and Distributions; Taxation;
                                                                                 Account Services; Capital Stock
Item 7.         Purchase of Securities Being Offered.........................  Multiple Pricing System; Purchase of
                                                                                 Shares; Determination of Net Asset
                                                                                 Value; Dividends and
                                                                                 Distributions; Shareholder
                                                                                 Services
Item 8.         Redemption or Repurchase.....................................  Multiple Pricing System; Redemption
                                                                                 of Shares; Determination of Net
                                                                                 Asset Value; Shareholder Services
Item 9.         Pending Legal Proceedings....................................  Not Applicable


                                                                                     STATEMENT OF ADDITIONAL
PART B                                                                                 INFORMATION CAPTION
--------------                                                                 ------------------------------------
Item 10.        Cover Page...................................................  Cover Page
Item 11.        Table of Contents............................................  Table of Contents
Item 12.        General Information and History..............................  Not applicable
Item 13.        Investment Objectives and Policies...........................  Additional Information on Portfolio
                                                                                 Instruments and Investment
                                                                                 Policies; Investment Limitations
Item 14.        Management of the Fund.......................................  Management
Item 15.        Control Persons and Principal Holders of Securities..........  Management; Capital Stock

                                                                                     STATEMENT OF ADDITIONAL
PART B                                                                                 INFORMATION CAPTION
--------------                                                                 ------------------------------------
Item 16.        Investment Advisory and Other Services.......................  Management; Custodian and Transfer
                                                                                 Agent; Independent Accountants
Item 17.        Brokerage Allocation and Other Practices.....................  Portfolio Transactions
Item 18.        Capital Stock and Other Securities...........................  Capital Stock
Item 19.        Purchase,   Redemption  and   Pricing  of   Securities  Being
                Offered......................................................  Management; Net Asset Value;
                                                                                 Additional Purchase Information;
                                                                                 Additional Redemption Information
Item 20.        Tax Status...................................................  Additional Information Concerning
                                                                                 Taxes
Item 21.        Underwriters.................................................  Management; Additional Purchase
                                                                                 Information
Item 22.        Calculation of Performance Data..............................  Performance Data
Item 23.        Financial Statements.........................................  Financial Statements

PART C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                       SALOMON BROTHERS SERIES FUNDS INC
                           PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements included in Part A:

          For the Salomon Brothers Cash Management Fund ('Cash Management Fund'), the Salomon Brothers New York Municipal Money Market Fund ('New York Money Market Fund'), the Salomon Brothers New York Municipal Bond Fund ('New York Municipal Bond Fund'), the Salomon Brothers National Intermediate Municipal Fund ('National Intermediate Municipal Fund'), the Salomon Brothers U.S. Government Income Fund ('U.S. Government Income Fund'), the Salomon Brothers High Yield Bond Fund ('High Yield Bond Fund'), the Salomon Brothers Strategic Bond Fund ('Strategic Bond Fund'), the Salomon Brothers Total Return Fund ('Total Return Fund'), the Salomon Brothers Investors Fund Inc ('Investors Fund') and the Salomon Brothers Capital Fund Inc ('Capital Fund'):

             Selected Per Share Data and Ratios for the specified periods for each Fund are presented under the heading 'Financial Highlights' in the Prospectus.

     Financial Statements included in Part B:

             1. For New York Municipal Money Market Fund and U.S. Treasury Securities Money Market Fund:

               (i) Portfolio of Investments at December 31, 1995

              (ii) Statement of Assets and Liabilities at December 31, 1995

              (iii) Statement of Operations for the year ended December 31, 1995

              (iv) Statement of  Changes  in  Net Assets  for  the  years  ended
                   December 31, 1995 and 1994

               (v) Financial  Highlights for the years  ended December 31, 1995,
                   1994, 1993, 1992 and 1991

              (vi) Notes to Financial Statements

              (vii) Report of Independent Accountants

             2. For Cash Management Fund, New York Municipal Bond Fund, National Intermediate Municipal Fund, U.S. Government Income Fund, High Yield Bond Fund, Strategic Bond Fund, Total Return Fund and Investors Fund
        Inc:

               (i) Portfolio of Investments at December 31, 1995

              (ii) Statement of Assets and Liabilities at December 31, 1995

              (iii) Statement of Operations for the year ended December 31, 1995

              (iv) Statement of  Changes  in  Net Assets  for  the  years  ended
                   December 31, 1995 and, with respect to the Cash Management Fund, New York Municipal Bond Fund and Investors Fund only, 1994

               (v) Statement  of Cash Flows for  the U.S. Government Income Fund
                   for the period from February 22, 1995 (commencement of operations) through December 31, 1995

              (vi) Notes to Financial Statements

              (vii) Financial Highlights:

                    For  Class A, B and  C of Cash Management  Fund and New York
               Municipal Bond Fund, for the year ended December 31, 1995

                    For Class O  of Cash  Management Fund, for  the years  ended
               December 31, 1995, 1994, 1993, 1992 and 1991

                    For  Class O of New York  Municipal Bond Fund, for the years ended December 31, 1995 and 1994 and the period from February 1, 1993 (commencement of investment operations) through December 31, 1993

                    For  Class A, B, C and O of National Intermediate Fund, U.S.
               Government Income Fund, High Yield Bond Fund and Strategic Bond Fund, for the period from February 22, 1995 (commencement of investment operations) through December 31, 1995

                    For Class A, B, C and O of Total Return Fund, for the period from September 11, 1995 (commencement of investment operations) through December 31, 1995.

                    For  Class A,  B, C  of Investors  Fund, for  the year ended
               December 31, 1995

                    For Class O of Investors Fund, for the years ended  December
               31, 1995, 1994, 1993, 1992 and 1991

             (viii) Report of Independent Accountants

             3. For Capital Fund Inc:

               (i) Statement of Net Assets at December 31, 1995

              (ii) Statement of Operations for the year ended December 31, 1995

              (iii) Statement  of  Changes in  Net  Assets for  the  years ended
                    December 31, 1995 and 1994

              (vi) Notes to Financial Statements

              (vii) Financial Highlights for the years ended December 31,  1995,
                    1994, 1993 1992, 1991, 1990, 1989, 1988, 1987 and 1986

             (viii) Report of Independent Accountants

     (b) Exhibits:


EXHIBIT
NUMBER                                                   DESCRIPTION
------   -----------------------------------------------------------------------------------------------------------
  1(a)   --  Articles of Incorporation of Registrant (filed as Exhibit  1 to the Registration Statement on Form N-1A
             (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).
  1(b)   --  Articles Supplementary (filed as Exhibit  1(b) to Post-Effective  Amendment No. 6  to the  Registration
             Statement on Form N-1A and incorporated herein by reference).
  1(c)   --  Articles Supplementary  (filed as Exhibit  1(c) to Post-Effective  Amendment No. 6  to the Registration
             Statement on Form N-1A and incorporated herein by reference).
  1(d)   --  Form  of  Registrant's Articles of Amendment (filed as Exhibit 1(d) to Post-Effective Amendment No.  12 to the Registration Statement on Form N-1A and incorporated herein by reference).
  1(e)   --  Form  of Articles  Supplementary (filed  as  Exhibit 1(e)  to Post-Effective  Amendment  No. 12  to the
             Registration Statement on Form N-1A and incorporated herein by reference).
  1(f)   --  Form of Articles  Supplementary  (filed as  Exhibit 1(f)  to  Post-Effective Amendment  No. 15  to  the
             Registration Statement on Form N-1A and incorporated herein by reference).
  1(g)   --  Form  of Articles  Supplementary (filed  as  Exhibit 1(g)  to Post-Effective  Amendment  No. 17  to the
             Registration Statement and incorporated by reference herein).
  1(h)   --  Form of Articles  of  Amendment (filed  as  Exhibit 1(h)  to Post-Effective  Amendment  No. 19  to  the
             Registration Statement on Form N-1A and incorporated herein by reference).
  1(i)   --  Form  of Articles  Supplementary (filed  as  Exhibit 1(i)  to Post-Effective  Amendment  No. 19  to the
             Registration Statement on Form N-1A and incorporated herein by reference).
  2(a)   --  Registrant's By-Laws (filed as Exhibit 2 to the Registration Statement on Form N-1A (File Nos. 33-34423
             and 811-06087) and incorporated herein by reference).
  3      --  None.
  4(a)   --  Form  of  Stock  Certificate  for  shares  of  Class A Stock  (filed  as Exhibit 4(a) to Post-Effective
             Amendment No.  2 to the  Registration Statement on  Form N-1A (File  Nos. 33-34423 and  811-06087)  and
             incorporated herein by reference).

EXHIBIT
NUMBER                                                   DESCRIPTION
------   -----------------------------------------------------------------------------------------------------------
  4(b)   -- Form of Stock Certificate for shares of Class B Stock (filed as Exhibit 4(b) to Post-Effective Amendment
           No. 2 to  the Registration Statement  on Form N-1A  (File Nos. 33-34423  and 811-06087) and  incorporated herein by reference).
  4(c)   -- Form of Stock Certificate for shares of Class C Stock (filed as Exhibit 4(c) to Post-Effective Amendment
           No.  2 to the Registration Statement on Form  N-1A (File Nos. 33-34423 and 811-06087) incorporated herein by reference).
  4(d)   -- Form of Stock Certificate for shares of Class D Stock (filed as Exhibit 4(d) to Post-Effective Amendment
           No. 6 to the Registration Statement on Form N-1A and incorporated herein by reference).
  4(e)   -- Forms of Specimen Stock Certificates: for Cash Management Fund -- A, New York Municipal Bond Fund --  A,
           National  Intermediate Municipal Fund -- A, U.S. Government Income  Fund -- A, High Yield Bond Fund -- A,
           Strategic Bond  Fund --  A, Cash  Management Fund  -- B,  New York  Municipal Bond  Fund --  B,  National
           Intermediate  Municipal Fund -- B, U.S. Government Income Fund -- B, High Yield Bond Fund -- B, Strategic
           Bond Fund --  B, Cash Management  Fund -- C,  New York Municipal  Bond Fund --  C, National  Intermediate
           Municipal  Fund -- C,  U.S. Government Income  Fund -- C,  High Yield Bond  Fund -- C  and Strategic Bond
           Fund -- C, Cash Management Fund -- O, New York Municipal Bond Fund -- O, National Intermediate  Municipal
           Fund  -- O, U.S. Government Income Fund -- O, High Yield  Bond Fund -- O, Strategic Bond Fund -- O (filed as Exhibit  4(e) to  Post-Effective Amendment  No. 12  to the  Registration Statement  on Form  N-1A  and
           incorporated herein by reference).
  4(f)   --  Forms of Specimen Stock Certificates for  Total Return Fund -- A, Total  Return Fund -- B, Total Return
           Fund -- C and Total  Return Fund -- O (filed  as Exhibit 4(f) to Post-Effective  Amendment No. 15 to  the
           Registration Statement on Form N-1A and incorporated herein by reference).
  4(g)   --  Forms of Specimen  Stock Certificates for  Asia Growth Fund  -- A, Asia  Growth Fund --  B, Asia Growth
           Fund -- C and  Asia Growth Fund --  O (filed as Exhibit  4(g) to Post-Effective Amendment  No. 18 to  the
           Registration Statment on Form N-1A and incorporated herein by reference).
  5(a)   --  Management  Contract  between Registrant  and  Salomon  Brothers Asset  Management  Inc  ('SBAM') dated
           September 27, 1990 relating  to the Cash  Management Fund and  the New York  Municipal Money Market  Fund
           (filed  as Exhibit 5(a) to Post-Effective Amendment No. 7  to the Registration Statement on Form N-1A and
           incorporated herein by reference).
  5(b)   -- Management Contract between Registrant and SBAM dated December 7, 1990 relating to the Salomon  Brothers
           U.S.  Treasury Securities Money Market Fund (filed as Exhibit  5 to Post-Effective Amendment No. 5 to the
           Registration Statement on Form N-1A and incorporated herein by reference).
  5(c)   -- Management  Contract between  Registrant  and SBAM  dated December  8,  1992 relating  to the  New  York
           Municipal  Bond  Fund (filed  as  Exhibit 5(c)  to  Post-Effective Amendment  No.  7 to  the Registration
           Statement on Form N-1A and incorporated herein by reference).
  5(d)   -- Form of Management Contract between Registrant and SBAM relating to the National Intermediate  Municipal
           Fund (filed as Exhibit 5(d) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A
           and incorporated herein by reference).
  5(e)   --  Form of Management  Contract between Registrant  and SBAM relating  to the U.S.  Government Income Fund
           (filed as Exhibit 5(e) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A  and
           incorporated herein by reference).
  5(f)   --  Form of Management Contract between Registrant and SBAM  relating to the High Yield Bond Fund (filed as
           Exhibit 5(f)  to  Post-Effective  Amendment No.  12  to  the  Registration Statement  on  Form  N-1A  and
           incorporated herein by reference).
  5(g)   --  Form of Management Contract between  Registrant and SBAM relating to  the Strategic Bond Fund (filed as
           Exhibit 5(g)  to  Post-Effective  Amendment No.  12  to  the  Registration Statement  on  Form  N-1A  and
           incorporated herein by reference).
  5(h)   --  Form of  Subadvisory Consulting Agreement  between SBAM  and Salomon Brothers  Asset Management Limited
           ('SBAM Limited') relating to the Strategic Bond  Fund (filed as Exhibit 5(h) to Post-Effective  Amendment
           No. 12 to the Registration Statement on Form N-1A and incorporated herein by reference).
  5(i)   --  Form of Management  Contract between Registrant  and SBAM relating  to the Total  Return Fund (filed as
           Exhibit 5(i)  to  Post-Effective  Amendment No.  15  to  the  Registration Statement  on  Form  N-1A  and
           incorporated herein by reference).

EXHIBIT
NUMBER                                                   DESCRIPTION
------   -----------------------------------------------------------------------------------------------------------
  5(j)   --  Form of  Management Contract between  Registrant and SBAM  relating to  the Asia Growth  Fund (filed as
           Exhibit 5(j)  to  Post-Effective  Amendment No.  18  to  the  Registration Statement  on  Form  N-1A  and
           incorporated herein by reference).
  5(k)   --  Form of Sub-advisory Contract  between SBAM and Salomon Brothers  Asset Management Asia Pacific Limited
           ('SBAM AP') relating to the  Salomon Brothers Asia Growth Fund  (filed as Exhibit 5(k) to  Post-Effective
           Amendment No. 18 to the Registration Statement on Form N-1A and incorporated herein by reference).
  6(a)   --  Distribution Agreement between Registrant and Salomon Brothers Inc ('Salomon Brothers') dated September
           27, 1990 (filed as Exhibit 6 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A
           and incorporated herein by reference).
  6(b)   -- Distribution Agreement between Registrant  and Salomon Brothers dated December  7, 1990 relating to  the
           U.S. Treasury Money Market Fund (filed as Exhibit 6 to Post-Effective Amendment No. 5 to the Registration
           Statement on Form N-1A and incorporated herein by reference).
  6(c)   --  Distribution Agreement between Registrant  and Salomon Brothers Inc dated  December 8, 1992 relating to the New  York Municipal  Bond Fund  (filed as  Exhibit  6(c) to  Post-Effective Amendment  No. 7  to  the
           Registration Statement on Form N-1A and incorporated herein by reference).
  6(d)   -- Distribution Agreement between Registrant and AMT Capital Services, Inc. dated June 18, 1993 relating to the  New York Municipal Money Market Fund and the New  York Municipal Bond Fund (filed as Exhibit 6(d) to
           Post-Effective Amendment No.  8 to the  Registration Statement on  Form N-1A and  incorporated herein  by reference).
  6(e)   -- Form of Distribution Agreement between Registrant and Salomon Brothers relating to Cash Management Fund,
           New  York Municipal Bond  Fund, National Intermediate  Municipal Fund, U.S.  Government Income Fund, High
           Yield Bond Fund and Strategic Bond Fund (filed as Exhibit 6(e) to Post-Effective Amendment No. 12 to  the
           Registration Statement on Form N-1A and incorporated herein by reference).
  6(f)   --  Form of Distribution  Agreement between Registrant and  Salomon Brothers relating  to Total Return Fund
           (filed as Exhibit 6(f) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A  and
           incorporated herein by reference).
  6(g)   --  Form of  Distribution Agreement between  Registrant and Salomon  Brothers relating to  Asia Growth Fund
           (filed as Exhibit 6(g) to Post-Effecitve Amendment No. 18 to the Registration Statement on Form N-1A  and
           incorporated herein by reference).
  6(h)   --  Form of Distribution Agreement  between Registrant and Salomon Brothers  relating to New York Municipal
           Money Market Fund (filed as Exhibit 6(h) to Post-Effective Amendment No. 19 to the Registration Statement
           on Form N-1A and incorporated herein by reference).
  7      -- None.
  8(a)   -- Custody Agreement between Registrant and  Boston Safe Deposit and Trust  Company (filed as Exhibit 8  to
           Post-Effective  Amendment  No. 4  to the  Registration Statement  on  Form N-1A  (File Nos.  33-34423 and
           811-06087) and incorporated herein by reference).
  8(b)   -- Form of Custodian Agreement between Registrant and Investors Bank & Trust Company (filed as Exhibit 8(b)
           to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A and incorporated herein  by reference).
  9(a)   --  Transfer Agency Agreement between Registrant and The Shareholder Services Group, Inc. (filed as Exhibit
           9(a) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A and incorporated herein by reference).
  9(b)   -- Administration Agreement between Registrant and The Boston Company Advisors, Inc. (filed as Exhibit 9(a)
           to Post-Effective Amendment  No. 4 to  the Registration Statement  on Form N-1A  (File Nos. 33-34423  and
           811-06087) and incorporated herein by reference).
  9(c)   -- Form of Administration Agreement between Registrant and Investors Bank & Trust Company (filed as Exhibit
           9(c)  to Post-Effective  Amendment No.  12 to the  Registration Statement  on Form  N-1A and incorporated herein by reference).
  9(d)   -- Form of Amendment to Transfer Agency  Agreement between Registrant and The Shareholders Services  Group,
           Inc  (filed as Exhibit 9(d) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A
           and incorporated herein by reference).
  9(e)   -- Form of Transfer Agency Agreement among the Registrant, Salomon Brothers Institutional Series Funds  Inc
           and  Investors Bank  & Trust  Company filed  as Exhibit 9(e)  to Post-Effective  Amendment No.  18 to the
           Registration Statement  on Form  N-1A  (File Nos.  33-34423 and  811-06087)  and incorporated  herein  by reference.

EXHIBIT
NUMBER                                                   DESCRIPTION
------   -----------------------------------------------------------------------------------------------------------
  9(f)   --  Form  of  Subadministration  Agreement  between  SBAM  and  SBAM  Limited  filed  as  Exhibit  9(f)  to
           Post-Effective Amendment  No. 18  to the  Registration Amendment  on Form  N-1A (File  Nos. 33-34423  and
           811-06087) and incorporated herein by reference.
 10      -- Opinion and Consent of Counsel of Piper & Marbury, LLP as to the Legality of Securities Being Registered
           (filed  as Exhibit 10 to Post-Effective  Amendment No. 19 to the  Registration Statement on Form N-1A and
           incorporated herein by reference).
 11      -- Consents of Independent Accountants are filed herein.
 12      -- None.
 13(a)   -- Share Purchase  Agreement (filed as  Exhibit 13 to  Post-Effective Amendment No.  5 to the  Registration
           Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).
 13(b)   --  Form  of Share  Purchase Agreement  relating to  New  York Municipal  Bond Fund,  National Intermediate
           Municipal Fund, U.S. Government Income Fund, High Yield  Bond Fund and the Strategic Bond Fund (filed  as
           Exhibit  13(b)  to  Post-Effective Amendment  No.  12 to  the  Registration  Statement on  Form  N-1A and
           incorporated herein by reference).
 13(c)   -- Form of Share Purchase Agreement Relating to Total Return Fund (filed as Exhibit 13(c) to Post-Effective
           Amendment No. 15  to the  Registration Statement  on Form  N-1A (File  Nos. 33-34423  and 811-06087)  and
           incorporated herein by reference).
 13(d)   --  Form of Share Purchase Agreement Relating to Asia  Growth Fund filed as Exhibit 13(d) to Post-Effective
           Amendment No.  18 to  the Registration  Statement on  Form N-1A  (File Nos.  33-34423 and  811-06087  and
           incorporated herein by reference.
 13(e)   --  Form of Share  Purchase Agreement relating  to New York  Municipal Money Market  Fund (filed as Exhibit
           13(e) to Post-Effective  Amendment No. 19  to the Registration  Statement on Form  N-1A and  incorporated herein by reference).
 14      -- None.
 15(a)   --  Form of Services and Distribution Plan for Salomon Brothers Series Funds Inc (filed as Exhibit 15(a) to
           Post-Effective Amendment No. 12  to the Registration  Statement on Form N-1A  and incorporated herein  by reference).
 16(a)   --  Schedule of Performance Data (filed as Exhibit 16 to Post-Effective Amendment No. 4 to the Registration
           Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).
 16(b)   -- Schedule of Performance Data  for Class A, Class B,  Class C and Class O  Shares for New York  Municipal
           Bond  Fund (filed as  Exhibit 16(b) to Post-Effective  Amendment No. 12 to  the Registration Statement on
           Form N-1A and incorporated herein by reference).
 17(a)   -- Financial Data Schedule for  Cash Management Fund, New York  Municipal Bond Fund, National  Intermediate
           Municipal Fund,  U.S. Government Income Fund,  High Yield Bond Fund, Strategic Bond Fund and Total Return
           Fund is filed herein.
 17(b)   --  Financial Data Schedule  for New York  Municipal Money Market  Fund and U.S.  Treasury Securities Money
           Market Fund is filed herein.
 18      -- Form of Application and Signature  Card for Salomon Brothers Investment  Series (filed as Exhibit 18  to
           Post-Effective  Amendment No. 13  to the Registration Statement  on Form N-1A  and incorporated herein by reference).
 18(a)   -- Powers of Attorney (filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration  Statement
           on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).
 18(b)   --  Powers of  Attorney of  Carol L. Colman  and Daniel  P. Cronin (filed  as an  Exhibit to Post-Effective
           Amendment No. 11  to the  Registration Statement  on Form  N-1A (File  Nos. 33-34423  and 811-06087)  and
           incorporated herein by reference).
 18(c)   -- Powers of Attorney of Carol L. Colman, Daniel P. Cronin and Charles F. Barber (filed as Exhibit 18(c) to
           Post-Effective  Amendment No.  13 to  the Registration  Statement on  Form N-1A  (File Nos.  33-34423 and
           811-06087) and incorporated herein by reference).
 18(d)   -- Form of Multiclass Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940 for the  Salomon
           Brothers  Series Funds Inc (filed as Exhibit 18(d) to Post-Effective Amendment No. 13 to the Registration
           Statement on Form N-1A (File Nos. 33-34423 and 811-06087) and incorporated herein by reference).

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     Salomon Brothers Holding Company Inc owns greater than 25% of the outstanding shares of certain classes of the Registrant's portfolios and Class C of Salomon Brothers Investors Fund Inc, as set forth below, and therefore may be deemed to be a control person of each such class. As a result, such classes may be deemed to be under common control.



       Cash Management Fund -- Class O

       New York Municipal Bond Fund -- Class A, B and C

       National Intermediate Municipal Fund -- Class O, A, B and C

       U.S. Government Income Fund -- Class O, A, B and C

       Strategic Bond Fund -- Class O

       Total Return Fund -- Class O

       Asia Growth Fund -- Class O, A, B and C

     The Salomon Inc Profit Sharing Plan owns greater than 25% of the outstanding shares of the Salomon Brothers Institutional Money Market Fund and the Capital Fund, and therefore may be deemed to be a control person of each Fund. As a result, these Funds may be deemed to be under common control.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                                                       NUMBER OF RECORD
                                                                                          HOLDERS AT
                                   TITLE OF CLASS                                       JULY 31, 1996
------------------------------------------------------------------------------------   ----------------
Shares of Cash Management Fund, par value $.001 per share
     Class A........................................................................            42
     Class B........................................................................             7
     Class C........................................................................             8
     Class O........................................................................           119
Shares of New York Municipal Money Market Fund, par value $.001 per share...........           774
Shares of Salomon Brothers Institutional Money Market Fund, par value $.001 per
  share.............................................................................            70
Shares of New York Municipal Bond Fund, par value $.001 per share
     Class A........................................................................             8
     Class B........................................................................             7
     Class C........................................................................             2
     Class O........................................................................            57
Shares of National Intermediate Municipal Fund, par value $.001 per share
     Class A........................................................................         1,057
     Class B........................................................................             9
     Class C........................................................................             4
     Class O........................................................................             5
Shares of U.S. Government Income Fund, par value $.001 per share
     Class A........................................................................         1,067
     Class B........................................................................            14
     Class C........................................................................             1
     Class O........................................................................             3
Shares of High Yield Bond Fund, par value $.001 per share
     Class A........................................................................         1,817
     Class B........................................................................         1,409
     Class C........................................................................           192
     Class O........................................................................             4
Shares of Strategic Bond Fund, par value $.001 per share
     Class A........................................................................         1,179
     Class B........................................................................           503
     Class C........................................................................            56
     Class O........................................................................             5
Shares of Total Return Fund, par value $.001 per share
     Class A........................................................................         1,703
     Class B........................................................................         1,071
     Class C........................................................................           100
     Class O........................................................................             5
Shares of Asia Growth Fund, par value $.001 per share
     Class A........................................................................         1,068
     Class B........................................................................            23
     Class C........................................................................            10
     Class O........................................................................             5

ITEM 27. INDEMNIFICATION.

     Reference is made to Article VII of Registrant's Articles of Incorporation,
Article IV of Registrant's By-Laws and Section 4 of the Distribution Agreements between the Registrant and Salomon Brothers Inc.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the 'Securities Act'), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The list required by this Item 28 of officers and directors of SBAM, SBAM Limited and SBAM AP, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of their respective FORM ADV filed by SBAM, SBAM Limited and SBAM AP, respectively, pursuant to the Advisers Act (SEC File Nos. 801-32046, 801-43335 and 51393, respectively).

ITEM 29. PRINCIPAL UNDERWRITER.

     (a) Salomon Brothers currently acts as distributor for, in addition to the Registrant, Capital Fund, Investors Fund Inc and Salomon Brothers Opportunity Fund Inc.

     (b) The information required by this Item 29 with respect to each director, officer or partner of Salomon Brothers is incorporated by reference to Schedule A of Form BD filed by Salomon Brothers pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-26920).

     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     (1) SBAM
       7 World Trade Center
       New York, New York 10048

     (2) Investors Bank & Trust Company
       89 South Street
       Boston, Massachusetts 02111


     (3) First Data Investor Services Group, Inc.
       P.O. Box 5127
       Westborough, Massachusetts 01581-5127

ITEM 31. MANAGEMENT SERVICES.

     Not applicable.

ITEM 32. UNDERTAKINGS.

     (a) Not applicable.

     (b) The Registrant undertakes to file a post-effective amendment containing financial statements as of a reasonably current date, which need not be certified, within four to six months from the date of commencement of investment operations for the Asia Growth Fund.

     (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (d) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of Registrant's directors when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 4th day of October, 1996.


                                          SALOMON BROTHERS SERIES FUNDS INC
                                            (Registrant)

                                          By        /S/ MICHAEL S. HYLAND
                                              ..................................

                                                     MICHAEL S. HYLAND
                                                         PRESIDENT

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                SIGNATURE                                      TITLE                              DATE
------------------------------------------  --------------------------------------------   -------------------

          /s/ MICHAEL S. HYLAND             Director and President (principal executive      October 4, 1996
 .........................................    officer)
            MICHAEL S. HYLAND

                    *                       Director                                         October 4, 1996
 .........................................
            CHARLES F. BARBER

                    *                       Director                                         October 4, 1996
 .........................................
             CAROL L. COLMAN

                    *                       Director                                         October 4, 1996
 .........................................
             DANIEL P. CRONIN

            /s/ ALAN M. MANDEL              Treasurer (principal financial and               October 4, 1996
 .........................................    accounting officer)
              ALAN M. MANDEL

       *By:      /S/ ALAN M. MANDEL                                                          October 4, 1996
 .........................................
              ALAN M. MANDEL
           AS ATTORNEY-IN-FACT